CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net earnings	$ 1,455	$ 1,081	$ 1,978	$ 1,101	$ 1,416
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(8)	19	18	29	(21)
Depreciation	219	158	317	317	301
Amortization expense related to stock benefit plans	18	390	730	706	715
Amortization of deferred loan origination fees	59	(4)	105	(13)	1
Amortization of intangible assets	90
Amortization of fair value adjustments	(240)
Proceeds from sale of loans in the secondary market	18,796	5,194	26,771	23,486	3,836
Loans originated for sale in the secondary market	(23,032)	(5,112)	(29,734)	(23,100)	(3,783)
Gain on sale of loans	(226)	(82)	(694)	(386)	(53)
Gain (loss) on sale of real estate acquired through foreclosure	(122)	22	23	102	48
Impairment on real estate acquired through foreclosure	138	100	107
Loss on sale of office premises and equipment					15
Federal Home Loan Bank stock dividends		(6)	(6)		(131)
Earnings on bank-owned life insurance	(124)	(69)	(138)	(137)	(133)
Provision for losses on loans	200	100	550	853	668
Increase (decrease) in cash due to changes in:
Accrued interest receivable on loans	(113)	27	149	85	(40)
Accrued interest receivable on mortgage-backed securities	13	7	13	(4)	19
Accrued interest receivable on investments and interest-bearing deposits	41	(147)	(70)	144	(48)
Prepaid expenses and other assets	506	(363)	81	(1,294)	(143)
Accrued interest payable	(676)	(8)	(37)	(36)	55
Accounts payable and other liabilities	(2,713)	28	330	556	130
Federal income taxes
Current	445	5	(331)	82	(16)
Deferred	701	91	78	(17)	(132)
Net cash flows (used in) provided by operating activities	(4,573)	1,431	240	2,474	2,704
Cash flows used in investing activities:
Principal repayments on loans	29,839	20,729	58,585	63,429	45,625
Loan disbursements	(12,270)	(16,054)	(33,991)	(42,662)	(65,784)
Loans purchased			(541)	(1,700)	(455)
Purchase of investment securities - available for sale	(5,000)	(47,191)	(118,720)	(76,936)	(18,973)
Proceeds from maturity of investment securities - available for sale	23,050	40,901	85,101	44,000	7,000
Proceeds from maturity of investment securities - held to maturity				7,000	16,000
Proceeds from maturity of municipal obligations - held to maturity				565
Purchase of mortgage-backed securities - available for sale				(5,267)
Principal repayments on mortgage-backed securities - available for sale	655	415	694	1,033	146
Principal repayments on mortgage-backed securities - held to maturity	290	515	965	1,171	2,585
Additions to real estate acquired through foreclosure	(100)	(64)	(107)	(222)	(9)
Proceeds from sale of real estate acquired through foreclosure	1,878	461	531	710	839
Purchase of office premises and equipment	(677)	(1)	(38)	(238)	(154)
Proceeds from the sale of office premises and equipment				1
Cash paid for acquisition, net of cash received	(4,200)
Net cash flows provided (used in) investing activities	33,465	(289)	(7,521)	(9,116)	(13,180)
Cash flows provided by financing activities:
Net increase (decrease) in deposits - net of acquisition	(4,491)	6,116	21,948	19,856	(3,478)
Proceeds from Federal Home Loan Bank advances - net of acquisition	11,000	10,000	10,000		25,500
Repayments on Federal Home Loan Bank Advances - net of acquisition	(17,158)	(7,802)	(16,372)	(10,932)	(9,561)
Advances by borrowers for taxes and insurance	(1,586)	(948)	(61)	37	211
Stock option expense, net	10	86	96	248	245
Treasury stock repurchases		(31)	(32)	(29)	(725)
Dividends paid on common stock	(816)	(748)	(1,432)	(1,268)	(1,153)
Net cash flows (used in) provided by financing activities	(13,041)	6,673	14,147	7,912	11,039
Net increase in cash and cash equivalents	15,851	7,815	6,866	1,270	563
Cash and cash equivalents at beginning of period	18,149	11,283	11,283	10,013	9,450
Cash and cash equivalents at end of period	34,000	19,098	18,149	11,283	10,013
Cash paid during the period for:
Federal income taxes	185	524	1,238	537	744
Interest on deposits and borrowings	2,752	2,494	4,661	6,549	8,390
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	1,065	94	513	1,574	1,294
Loans originated upon sales of real estate acquired through foreclosure	102			193	185
Recognition of mortgage servicing rights	$ 83	$ 38	$ 206	$ 182	$ 23